Debt - Schedule of Outstanding Debt (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2026	Jun. 30, 2025
Schedule of Outstanding Debt [Abstract]
2027	¥ 1,894
2028	1,412
2029	802
2030	133
Total	4,241
Less: Deferred finance charges	685
Total debt, net of deferred finance charges	¥ 3,556